10-K Commitment and Contingencies - Gross Written Premium (Details) - Premiums Written Gross - Customer Concentration Risk	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Ryan Specialty Group Holdings, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	28.40%	26.30%	27.90%
AmWINS Group, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	24.50%	12.20%	15.30%	12.50%
Marsh & McLennan Companies
Concentration Risk [Line Items]
Concentration risk, percentage	11.50%	13.80%	14.60%	15.50%
CRC Insurance Services, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	9.40%	11.20%	9.70%	11.30%